UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2018

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2018.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	12.43%	12.42%	10.28%	8.13%
Standard & Poor’s 500 Index(D)	17.91%	17.31%	13.95%	11.97%

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	5.97%	10.22%	8.98%	9.93%
Class A Shares(C) (without sales charge)*	12.43%	12.42%	10.28%	10.99%
Standard & Poor’s 500 Index(D)	17.91%	17.31%	13.95%	15.36%

Total Annual Fund Operating Expense Ratio (from 08/01/18 Prospectus):

No-Load Shares - Gross 1.58%, Net 1.46% Class A Shares - Gross 1.83%, Net 1.46%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2018 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2018 through September 30, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018

Actual	$1,000.00	$1,065.92	$7.51

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018

Actual	$1,000.00	$1,065.92	$7.51

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2018 Semi-Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                                     Neiman Large Cap Value Fund
                                                 by Sectors (as a percentage of Net Assets)
                                                                          (Unaudited)

                                                         * Liabilities include Options Written.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Semi-Annual Report 3

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Accident & Health Insurance
11,600	Aflac Incorporated +	$546,012
9,700	Principal Financial Group, Inc. +	568,323
3,800	Reinsurance Group of America Incorporated +	549,328
		1,663,663	5.29%
Aircraft Engines & Engine Parts
5,100	United Technologies Corp. +	713,031	2.27%
Cable & Other Pay Television Services
5,500	The Walt Disney Company +	643,170	2.04%
Commercial Banks, NEC
5,700	Canadian Imperial Bank of Commerce (Canada) +	534,489
9,000	The Toronto-Dominion Bank (Canada) +	547,200
		1,081,689	3.44%
Computer Communications Equipment
14,600	Cisco Systems, Inc. +	710,290	2.26%
Electronic Computers
3,600	Apple Inc. +	812,664	2.58%
Electric & Other Services Combined
12,900	Public Service Enterprise Group Incorporated +	680,991	2.16%
Electric Services
12,000	Southern Co. +	523,200	1.66%
Electronic & Other Electrical Equipment (No Computer Equipment)
7,100	Emerson Electric Co. +	543,718	1.73%
Fire, Marine & Casualty Insurance
11,800	Axis Capital Holdings Limited (Bermuda) +	680,978
3,980	Chubb Limited (Switzerland) +	531,887
10,100	The Progressive Corporation +	717,504
4,100	The Travelers Companies, Inc. +	531,811
		2,462,180	7.82%
Gas & Other Services Combined
4,600	Sempra Energy	523,250	1.66%
Hospitals & Medical Service Plans
2,600	UnitedHealth Group, Inc. +	691,704	2.20%
Life Insurance
13,400	Sun Life Financial Inc. (Canada) +	532,784	1.69%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,400	VF Corp. +	691,530	2.20%
Motor Vehicle Parts & Accessories
3,400	Honeywell International Inc. +	565,760	1.80%
Motor Vehicles & Passenger Car Bodies
4,400	Toyota Motor Corporation * +	547,140	1.74%
National Commercial Banks
13,100	BB&T Corporation +	635,874
3,800	The PNC Financial Services Group, Inc. +	517,522
9,200	SunTrust Banks, Inc. +	614,468
10,000	U.S. Bancorp +	528,100
		2,295,964	7.30%
Petroleum Refining
4,500	Chevron Corp. +	550,260
6,000	Phillips 66 +	676,320
5,600	Valero Energy Corporation +	637,000
		1,863,580	5.92%

+ Portion or all of the security is pledged as collateral for call options written. * ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Pharmaceutical Preparations
4,000	Johnson & Johnson +	$552,680
14,500	Pfizer, Inc. +	639,015
		1,191,695	3.79%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
7,800	DowDuPont Inc. +	501,618	1.59%
Railroads, Line-Haul Operating
6,100	Canadian National Railway Company (Canada) +	547,780
4,500	Union Pacific Corporation +	732,735
		1,280,515	4.07%
Retail - Drug Stores and Proprietary Stores
7,300	CVS Health Corporation +	574,656	1.83%
Retail - Eating Places
6,100	Darden Restaurants, Inc. +	678,259
3,400	McDonald's Corp. +	568,786
		1,247,045	3.96%
Retail - Variety Stores
3,100	Costco Wholesale Corp. +	728,128	2.31%
Rubber & Plastic Footwear
8,800	Nike Inc. Class B +	745,536	2.37%
Search, Detection, Navigation, Guidance, Aeronautical Systems
3,400	Raytheon Company +	702,644	2.23%
Security & Commodity Brokers, Dealers, Exchanges & Services
1,100	BlackRock, Inc. +	518,463
4,000	CME Group Inc. +	680,840
		1,199,303	3.81%
Semiconductors & Related Devices
14,200	Intel Corporation	671,518	2.13%
Services - Business Services, NEC
4,100	Accenture plc Class A (Ireland) +	697,820	2.22%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,500	Procter & Gamble Co. +	540,995	1.72%
Telephone Communications (No Radiotelephone)
16,500	AT&T Inc. +	554,070	1.76%
Tobacco Products
9,200	Altria Group Inc. +	554,852
6,800	Philip Morris International, Inc. +	554,472
		1,109,324	3.52%
Total for Common Stocks (Cost $20,711,405)		29,291,175	93.07%

MONEY MARKET FUNDS
2,164,965	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.95% **	2,164,965	6.88%
Total for Money Market Funds (Cost $2,164,965)
	Total Investments	31,456,140	99.95%
	(Cost $22,876,370)
	Other Assets in Excess of Liabilities	16,602	0.05%
	Net Assets	$31,472,742	100.00%

+ Portion or all of the security is pledged as collateral for call options written. ** The rate shown represents the 7-day yield at September 30, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		September 30, 2018 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
Accenture plc Class A (Ireland)
January 18, 2019 Calls @ 185.00	6	$ 102,120	$ 720
Aflac Incorporated ***
February 15, 2019 Calls @ 50.00	17	80,019	1,088
Altria Group Inc.
December 21, 2018 Calls @ 65.00	14	84,434	1,050
Apple Inc.
December 21, 2018 Calls @ 245.00	5	112,870	1,500
AT&T Inc.
January 18, 2019 Calls @ 35.00	25	83,950	1,325
Axis Capital Holdings Limited (Bermuda) ***
March 15, 2019 Calls @ 65.00	18	103,878	1,710
BB&T Corporation ***
March 15, 2019 Calls @ 55.00	20	97,080	1,020
BlackRock, Inc. ***
January 18, 2019 Calls @ 540.00	2	94,266	640
Canadian Imperial Bank of Commerce (Canada)
March 15, 2019 Calls @ 100.00	9	84,393	1,080
Canadian National Railway Company (Canada)
January 18, 2019 Calls @ 95.00	9	80,820	1,350
Chevron Corp.
January 18, 2019 Calls @ 130.00	7	85,596	1,365
Chubb Limited (Switzerland) ***
February 15, 2019 Calls @ 150.00	6	80,184	480
Cisco Systems, Inc.
December 21, 2018 Calls @ 50.00	22	107,030	2,750
CME Group Inc.
January 18, 2019 Calls @ 190.00	6	102,126	480
Costco Wholesale Corp.
January 18, 2019 Calls @ 260.00	5	117,440	1,080
CVS Health Corporation ***
January 18, 2019 Calls @ 87.50	11	86,592	1,364
Darden Restaurants, Inc.
January 18, 2019 Calls @ 120.00	9	100,071	1,881
DowDuPont Inc.
January 18, 2019 Calls @ 70.00	12	77,172	1,212
Emerson Electric Co. ***
March 15, 2019 Calls @ 85.00	11	84,238	1,265
Honeywell International Inc.
December 21, 2018 Calls @ 175.00	5	83,200	795
Johnson & Johnson
January 18, 2019 Calls @ 145.00	6	82,902	1,182
McDonald's Corp.
December 21, 2018 Calls @ 175.00	5	83,645	1,080
Nike Inc. Class B
January 18, 2019 Calls @ 95.00	13	110,136	1,482
Pfizer Inc.
March 15, 2019 Calls @ 45.00	22	96,954	2,926
Philip Morris International, Inc.
January 18, 2019 Calls @ 87.50	10	81,540	1,350
Phillips 66
January 18, 2019 Calls @ 120.00	9	101,448	2,070

*** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 6

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		September 30, 2018 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
The PNC Financial Services Group, Inc.
January 18, 2019 Calls @ 150.00	6	$ 81,714	$ 828
Principal Financial Group, Inc. ***
January 18, 2019 Calls @ 60.00	15	87,885	3,450
Procter & Gamble Co.
January 18, 2019 Calls @ 90.00	10	83,230	490
The Progressive Corporation ***
January 18, 2019 Calls @ 75.00	15	106,560	2,100
Public Service Enterprise Group Incorporated
March 15, 2019 Calls @ 55.00	19	100,301	1,900
Raytheon Company
November 16, 2018 Calls @ 220.00	5	103,330	650
Reinsurance Group of America Incorporated ***
January 18, 2019 Calls @ 155.00	6	86,736	1,230
Southern Co.
January 18, 2019 Calls @ 45.00	18	78,480	1,530
Sun Life Financial Inc. (Canada) ***
November 16, 2018 Calls @ 40.00	20	79,520	2,300
SunTrust Banks, Inc. ***
April 18, 2019 Calls @ 75.00	14	93,506	1,960
The Travelers Companies, Inc.
January 18, 2019 Calls @ 140.00	6	77,826	630
The Toronto-Dominion Bank (Canada)
January 18, 2019 Calls @ 62.50	14	85,120	1,330
Toyota Motor Corporation
January 18, 2019 Calls @ 135.00	7	87,045	763
Union Pacific Corporation
December 21, 2018 Calls @ 175.00	7	113,981	1,092
United Technologies Corp.
February 15, 2019 Calls @ 155.00	8	111,848	1,392
UnitedHealth Group, Inc.
December 21, 2018 Calls @ 280.00	4	106,416	1,428
U.S. Bancorp ***
March 15, 2019 Calls @ 57.50	15	79,215	1,230
Valero Energy Corporation
December 21, 2018 Calls @ 125.00	8	91,000	1,512
VF Corp.
January 18, 2019 Calls @ 100.00	11	102,795	2,035
The Walt Disney Company
January 18, 2019 Calls @ 120.00	8	93,552	2,640
Total (Premiums Received $65,534)			$ 64,735

*** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2018

Assets:
Investments at Fair Value	$31,456,140
(Cost $22,876,370)
Cash	47,565
Prepaid Expenses	15,930
Receivables:
Securities Sold	3,882
Shareholder Purchases	24,691
Dividends	42,295
Total Assets	31,590,503
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $65,534)	64,735
Due to Adviser	23,638
Payable for Shareholder Redemptions	7,520
Accrued Distribution and Service (12b-1) Fees	1,149
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	19,713
Total Liabilities	117,761
Net Assets	$31,472,742
Net Assets Consist of:
Paid In Capital	$22,922,444
Accumulated Undistributed Net Investment Income (Loss)	151,233
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(181,504)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	8,580,569
Net Assets	$31,472,742

No-Load Shares
Net Assets	$29,545,035
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,035,168
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$28.54

Class A Shares
Net Assets	$1,927,707
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	67,540
Net Asset Value and Redemption Price Per Share	$28.54
Maximum Offering Price Per Share ($28.54/0.9425) *	$30.28

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2018

Investment Income:
Dividends (Net of foreign withholding tax of $8,035)	$361,245
Total Investment Income	361,245

Expenses:
Management Fees	144,836
Transfer Agent Fees & Accounting Fees	23,356
Distribution and Service (12b-1) Fees - Class A	2,228
Administration Fees	15,041
Registration Expense	12,975
Audit Fees	9,286
Custody Fees	5,415
Miscellaneous Expense	3,008
Legal Fees	3,477
Insurance Expense	2,507
Printing and Postage Expense	2,005
Compliance Officer Expense	2,005
Trustees Fees	1,505
Total Expenses	227,644
Less: Expense Waiver / Expense Reimbursement	(17,632)
Net Expenses	210,012
Net Investment Income (Loss)	151,233

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Net Realized Gain (Loss) on Investments	72,079
Net Realized Gain (Loss) on Options Written	(42,595)
Net Change In Unrealized Appreciation (Depreciation) on Investments	1,679,793
Net Change In Unrealized Appreciation (Depreciation) on Options Written	(3,326)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,705,951

Net Increase (Decrease) in Net Assets from Operations	$1,857,184

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 9

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2018	4/1/2017
	to	to
	9/30/2018	3/31/2018
From Operations:
Net Investment Income (Loss)	$151,233	$283,261
Net Realized Gain (Loss) on Investments	72,079	972,788
Net Realized Gain (Loss) on Options Written	(42,595)	(193,346)
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	1,676,467	1,841,656
Increase (Decrease) in Net Assets from Operations	1,857,184	2,904,359
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(102,389)	(265,133)
Class A Shares	(6,775)	(16,565)
Net Realized Gain from Security Transactions
No-Load Shares	(410,414)	(1,353,402)
Class A Shares	(27,159)	(85,347)
Change in Net Assets from Distributions	(546,737)	(1,720,447)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,874,803	4,762,069
Class A Shares	203,365	382,071
Shares Issued on Reinvestment of Dividends
No-Load Shares	478,629	1,496,093
Class A Shares	27,291	84,614
Cost of Shares Redeemed
No-Load Shares	(2,411,385)	(5,167,177)
Class A Shares	(16,568)	(300,846)
Net Increase (Decrease) from Shareholder Activity	3,156,135	1,256,824
Net Increase (Decrease) in Net Assets	4,466,582	2,440,736
Net Assets at Beginning of Period	27,006,160	24,565,424
Net Assets at End of Period (Including Accumulated Undistributed	$31,472,742	$27,006,160
Net Investment Income of $151,233 and $109,164)
Share Transactions:
Issued
No-Load Shares	175,698	175,919
Class A Shares	7,323	14,213
Reinvested
No-Load Shares	17,688	56,767
Class A Shares	1,009	3,217
Redeemed
No-Load Shares	(87,140)	(192,902)
Class A Shares	(599)	(11,409)
Net Increase (Decrease) in Shares	113,979	45,805

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2018		4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
throughout the period:	to		to	to	to	to	to
	9/30/2018		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$27.31		$26.05	$25.28	$27.16	$27.21	$23.99
Net Investment Income (Loss) (a)	0.15		0.30	0.30	0.28	0.23	0.13
Net Gains or Losses on Securities (b)
(realized and unrealized)	1.62		2.82	3.04	(1.11)	2.67	4.25
Total from Investment Operations	1.77		3.12	3.34	(0.83)	2.90	4.38

Distributions (From Net Investment Income)	(0.11)		(0.30)	(0.32)	(0.30)	(0.17)	(0.13)
Distributions (From Capital Gains)	(0.43)		(1.56)	(2.25)	(0.75)	(2.78)	(1.03)
Total Distributions	(0.54)		(1.86)	(2.57)	(1.05)	(2.95)	(1.16)
Net Asset Value -
End of Period	$28.54		$27.31	$26.05	$25.28	$27.16	$27.21
Total Return (c)	6.59%	*	12.35%	13.50%	(3.10)%	10.84%	18.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,545		$25,373	$23,164	$27,940	$34,876	$29,451
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.56%	**	1.57%	1.60%	1.52%	1.50%	1.57%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.94%	**	0.99%	1.03%	1.02%	0.77%	0.40%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.05%	**	1.11%	1.18%	1.08%	0.82%	0.52%
Portfolio Turnover Rate	5.26%	*	21.13%	32.11%	55.34%	46.97%	25.79%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding	4/1/2018		4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
throughout the period:	to		to	to	to	to	to
	9/30/2018		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$27.31		$26.05	$25.28	$27.16	$27.21	$23.99
Net Investment Income (Loss) (a)	0.15		0.30	0.31	0.28	0.21	0.17
Net Gains or Losses on Securities (b)
(realized and unrealized)	1.62		2.82	3.03	(1.11)	2.69	4.21
Total from Investment Operations	1.77		3.12	3.34	(0.83)	2.90	4.38

Distributions (From Net Investment Income)	(0.11)		(0.30)	(0.32)	(0.30)	(0.17)	(0.13)
Distributions (From Capital Gains)	(0.43)		(1.56)	(2.25)	(0.75)	(2.78)	(1.03)
Total Distributions	(0.54)		(1.86)	(2.57)	(1.05)	(2.95)	(1.16)
Net Asset Value -
End of Period	$28.54		$27.31	$26.05	$25.28	$27.16	$27.21
Total Return (c)	6.59%	*	12.35%	13.50%	(3.10)%	10.84%	18.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,928		$1,634	$1,401	$1,076	$879	$960
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.81%	**	1.82%	1.85%	1.77%	1.75%	1.82%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.70%	**	0.74%	0.80%	0.79%	0.47%	0.28%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.06%	**	1.11%	1.19%	1.11%	0.77%	0.65%
Portfolio Turnover Rate	5.26%	*	21.13%	32.11%	55.34%	46.97%	25.79%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 12

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2018
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2018, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized

2018 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the six month period ended September 30, 2018, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

2018 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,291,175	$0	$0	$29,291,175
Money Market Funds	2,164,965	0	0	2,164,965
Total	$31,456,140	$0	$0	$31,456,140

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$44,898	$19,837	$0	$64,735
Total	$44,898	$19,837	$0	$64,735

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2018. There were no transfers into or out of the levels during the six month period ended September 30, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

2018 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2018, the Adviser earned management fees totaling $144,836 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2019. The fee waiver will automatically terminate on July 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2019.

For the six month period ended September 30, 2018, the Adviser waived fees and/or reimbursed expenses in the amounts of $14,454 and $3,178 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $23,638 at September 30, 2018. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. Prior to August 1, 2018, Northern Lights Distributors, LLC served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2018, there was $2,228 of 12b-1 fees incurred by Class A shares. As of September 30, 2018, the Fund had an accrued liability of $1,149 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2018, Peak earned $7,811 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the six month period ended September 30, 2018, Peak earned $481 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,005 for his services during the six month period ended September 30, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2018.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,152,072 and $1,380,087, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New

2018 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

York, for the benefit of its customers, owned, in the aggregate, 70.31% of the Fund between the No Load Class and Class A, and therefore may be deemed to control the Fund.

9.) OPTIONS WRITTEN
As of September 30, 2018, portfolio securities valued at $4,254,164 were held by the Fund as collateral for options written by the Fund.

For the six month period ended September 30, 2018, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2018	315	$54,975
Options written	511	80,608
Options terminated in closing purchase transactions	(141)	(37,929)
Options expired	(160)	(29,902)
Options exercised	(25)	(2,218)
Options outstanding at September 30, 2018	500	$65,534

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered call options written	Derivatives ($64,735)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2018 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
Covered	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	($42,595)	Appreciation (Depreciation)	($3,326)
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of September 30, 2018.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial
Description	Liabilities	Liabilities	Liabilities	Instruments	Cash	Net Amount
Options
Written	$64,735	$0	$64,735	$64,735	$0	$0

10.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2018 was $22,876,370, and premiums received from written options was $65,534.

2018 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

At September 30, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$8,808,464	($227,895)	$8,580,569

The tax character of distributions paid from No-Load Class was as follows:

	Six months ended	Year ended
	September 30, 2018	March 31, 2018
Ordinary Income:	$ 109,689	$ 306,208
Long-term Capital Gain:	403,114	1,312,327
	$ 512,803	$ 1,618,535

The tax character of distributions paid from Class A was as follows:

	Six months ended	Year ended
	September 30, 2018	March 31, 2018
Ordinary Income:	$ 7,258	$ 19,099
Long-term Capital Gain:	26,675	82,813
	$ 33,934	$ 101,912

11.) PROXY STATEMENT
At the end of September the Board on behalf of the Fund filed a preliminary proxy statement calling for a special meeting of shareholders of the Trust. At the Meeting the Board will propose to approve a new management agreement between Neiman Funds, on behalf of the Neiman Large Cap Value Fund, Neiman Balanced Allocation Fund, and Neiman Opportunities Fund, and Neiman Funds Management LLC, each Fund’s current investment adviser, with respect to the Funds. No investment advisory fee increase is proposed. The special meeting of shareholders will take place on November 27, 2018.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 18

ADDITIONAL INFORMATION September 30, 2018 (UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 22, 2018, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ three-year annualized, five-year annualized and ten-year annualized returns were lower than the Peer Group average, but higher for the twelve month period returns. The report further indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized and ten-year annualized returns were lower than the benchmark. It was noted that for the twelve month period, three-year annualized and five-year annualized returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the Peer Group and as well as consistent with their expectation compared to the S&P 500 Index after taking into account the absence of expenses for the S&P 500 Index and the loss limiting strategy of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. H. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class and 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2018. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2018 the Adviser realized an implied profit after indirect expenses related to Large Cap Value of approximately 32% of the Large Cap Value’s management fees. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits, even after disregarding any imputed marketing expenses, are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently

2018 Semi-Annual Report 19

Additional Information (Unaudited) - continued

funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund’s audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the Peer Group range. The Trustees also noted that Large Cap Value’s No Load net expense ratio (which includes acquired fund fees and expenses) of 1.46% was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of April 1, 2017 through March 31, 2018, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s). It was noted that they have received approximately $2,544, collectively, in sales charges and trailer fees related to Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Agreement would be in the best interest of the Fund.

2.) CONTROL CHANGE – APPROVAL OF NEW MANAGEMENT AGREEMENT
At a meeting held on August 14, 2018, Mr. H. Neiman discussed his intentions to sell his interest in the Adviser to Mr. D. Neiman. Legal Counsel then turned the Board’s attention to a memorandum provided by Thompson Hine LLP detailing the transaction, which had been previously provided to the Board. Legal Counsel explained that the Adviser will undergo a “change in control” following the sale of Mr. H. Neiman’s 40% interest in the Adviser to Mr. D. Neiman, who will then own 60% of the Adviser. Legal Counsel further explained that the Investment Company Act of 1940, as amended, deems such a change in control to be a form of “assignment” of the management agreement between the Funds and the Adviser. Legal Counsel noted that management agreements are deemed to terminate automatically upon their assignment. Legal Counsel then explained that in anticipation of this change of ownership, the Board of Trustees will need to approve a new management agreement with the Adviser for the Funds, which will become effective following shareholder approval and the closing of the transaction that results in the change in control.

2018 Semi-Annual Report 20

Additional Information (Unaudited) - continued

Next, the Board of Trustees considered the approval of the management agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In approving the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). The performance data was through the quarter ended June 30, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ ten-year annualized returns were lower than the Peer Group average, but higher for the three-year annualized, five-year annualized and the twelve month period returns. The report further indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized and ten-year annualized returns were lower than the benchmark. It was noted that for the twelve month period, three-year annualized and five-year annualized returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the Peer Group and as well as consistent with their expectation compared to the S&P 500 Index after taking into account the absence of expenses for the S&P 500 Index and the loss limiting strategy of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. D. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class and 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of June 30, 2018. In addition, materials submitted by the Adviser showed that for the twelve month period ended June 30, 2018 the Adviser realized an implied profit after indirect expenses related to Large Cap. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits, even after disregarding any imputed marketing expenses, are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. D. Neiman stated that the owners of the Adviser have consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund’s annual report net expense ratio of 1.45% was higher than the

2018 Semi-Annual Report 21

Additional Information (Unaudited) - continued

average annual report net expense ratio for the Peer Group, but within the Peer Group range. The Trustees also noted that Large Cap Value’s No Load prospectus net expense ratio (which includes acquired fund fees and expenses) of 1.46% was higher than the average prospectus net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of July 1, 2017 through June 30, 2018, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s). It was noted that they have received approximately $2,506, collectively, in sales charges and trailer fees related to Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that approval of the Agreement would be in the best interest of the Fund.

2018 Semi-Annual Report 22

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Arbor Court Capital LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2018

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2018

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	0.87%	6.25%	4.49%	6.06%
CLASS A (without sales charge) (B)	7.06%	8.37%	5.73%	6.83%
CLASS C (C)	6.25%	7.54%	4.93%	6.02%
Standard & Poor’s 500 Index (D)	17.91%	17.31%	13.95%	15.03%

Annual Fund Operating Expense Ratio: Class A - Gross 3.22%, Net 2.08% (from 08/01/18 Prospectus) Class C - Gross 3.97%, Net 2.83%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010). The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2018 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

                                                   Neiman Balanced Allocation Fund
                                                  by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2018 through September 30, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018

Actual	$1,000.00	$1,042.37	$7.42

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018

Actual	$1,000.00	$1,038.91	$11.24

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2018 Semi-Annual Report 3

Neiman Balanced Allocation Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets
MUTUAL FUNDS

Mutual Funds - Equity
12,464	AB Large Cap Growth Fund - Class I	$745,864
4,699	Fidelity® 500 Index Fund - Investor Class	480,472
9,002	Fidelity® Total Market Index Fund - Investor Class	757,343
14,267	JPMorgan Large Cap Growth Fund - Class A	660,997
59,453	Neiman Large Cap Value Fund - No Load Class +	1,696,788
61,804	Neiman Opportunities Fund - Class A +	801,603
31,032	Schwab International Index Fund®	640,812
12,277	Wells Fargo Special Small Cap Value Fund - Class A	453,266
		6,237,145

Mutual Funds - Fixed Income
24,018	Fidelity® U.S. Bond Index Fund - Investor Class	268,282
26,272	Frost Total Return Bond Fund Institutional Class	269,818
104,998	PIMCO Income Fund - Institutional Class	1,248,422
		1,786,522
Total for Mutual Funds (Cost $6,753,419)		8,023,667	86.75%

EXCHANGE TRADED FUNDS

Exchange Traded Funds - Equity
2,300	Schwab U.S. Large-Cap Growth ETF™	188,646

Exchange Traded Funds - Fixed Income
8,600	Schwab Intermediate-Term U.S. Treasury ETF™	445,394
5,300	Schwab U.S. Aggregate Bond ETF™	266,325
		711,719
Total for Exchange Traded Funds (Cost $883,180)		900,365	9.74%

MONEY MARKET FUNDS
339,215	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.95% *	339,215	3.67%
Total for Money Market Funds (Cost $339,215)
	Total Investments	9,263,247	100.16%
	(Cost $7,975,814)
	Liabilities in Excess of Other Assets	(14,508)	-0.16%
	Net Assets	$9,248,739	100.00%

+ Affiliated Fund.

* The Yield Rate shown represents the 7-day yield at September 30, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2018

Assets:
Unaffiliated Investments at Fair Value	$6,764,856
(Cost $6,066,095)
Affiliated Investments at Fair Value	2,498,391
(Cost $1,909,719)
Due from Adviser	1,909
Cash	723
Prepaid Expenses	7,254
Receivables:
Dividends	6,227
Total Assets	9,279,360
Liabilities:
Payable for Shareholder Redemptions	296
Accrued Distribution and Service (12b-1) Fees	9,208
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	20,111
Total Liabilities	30,621
Net Assets	$9,248,739
Net Assets Consist of:
Paid In Capital	$7,796,880
Accumulated Undistributed Net Investment Income (Loss)	(17,728)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	182,154
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,287,433
Net Assets	$9,248,739

Class A
Net Assets	$6,714,386
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	511,710
Net Asset Value and Redemption Price Per Share	$13.12
Maximum Offering Price Per Share ($13.12/0.9425) (a)	$13.92

Class C
Net Assets	$2,534,353
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	196,221
Net Asset Value, Offering Price and Redemption Price Per Share	$12.92

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2018

Investment Income:
Dividends from Unaffiliated Funds	$65,525
Dividends from Affiliated Funds	6,415
Total Investment Income	71,940
Expenses:
Management fees	45,702
Transfer agent fees & accounting fees	17,568
Distribution and service (12b-1) fees - Class A	8,303
Distribution and service (12b-1) fees - Class C	12,488
Administration fees	15,041
Audit fees	9,285
Registration expense	7,348
Custody fees	5,014
Legal fees	3,477
Compliance officer expense	2,005
Miscellaneous expense	3,009
Printing and postage expense	1,504
Trustees fees	1,504
Insurance expense	1,247
Total Expenses	133,495
Less: Expense Waiver / Expense Reimbursement	(57,862)
Net Expenses	75,633
Net Investment Income (Loss)	(3,693)

Realized and Unrealized Gain (Loss) on Investments:
Net Capital Gain Distributions from Unaffiliated Investments	882
Net Capital Gain Distributions from Affiliated Investments	27,012
Net Realized Gain (Loss) on Unaffiliated Investments	165,404
Net Change In Unrealized Appreciation (Depreciation) on Unaffiliated Investments	106,858
Net Change In Unrealized Appreciation (Depreciation) on Affiliated Investments	72,811
Net Realized and Unrealized Gain (Loss) on Investments	372,967

Net Increase (Decrease) in Net Assets from Operations	$369,274

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2018	4/1/2017
	to	to
	9/30/2018	3/31/2018
From Operations:
Net Investment Income (Loss)	$(3,693)	$38,139
Net Capital Gain Distributions from Investment Companies	27,894	114,072
Net Realized Gain (Loss) on Investments	165,404	282,881
Net Change in Unrealized Appreciation (Depreciation) on Investments	179,669	250,466
Increase (Decrease) in Net Assets from Operations	369,274	685,558
From Distributions to Shareholders:
Net Investment Income
Class A	(3,190)	(41,829)
Class C	(1,201)	(1,042)
Net Realized Gain from Security Transactions
Class A	(210,326)	(64,391)
Class C	(79,188)	(25,904)
Change in Net Assets from Distributions	(293,905)	(133,166)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	479,323	881,013
Class C	103,790	104,935
Shares Issued on Reinvestment of Dividends
Class A	129,677	63,740
Class C	72,937	24,546
Cost of Shares Redeemed
Class A	(495,410)	(1,275,998)
Class C	(138,769)	(695,669)
Net Increase (Decrease) from Shareholder Activity	151,548	(897,433)
Net Increase (Decrease) in Net Assets	226,917	(345,041)
Net Assets at Beginning of Period	9,021,822	9,366,863
Net Assets at End of Period (Including Accumulated	$9,248,739	$9,021,822
Undistributed Net Investment Income (Loss) of ($17,728) and ($9,644))
Share Transactions:
Issued
Class A	36,691	68,299
Class C	8,094	8,329
Reinvested
Class A	10,219	4,856
Class C	5,825	1,889
Redeemed
Class A	(37,858)	(99,631)
Class C	(10,766)	(54,981)
Net Increase (Decrease) in Shares	12,205	(71,239)

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2018		4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
	to		to	to	to	to	to
	9/30/2018		3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$13.01		$12.25	$11.26	$12.52	$12.69	$12.26
Net Investment Income (Loss) (a)	0.01		0.08	0.11	0.12	0.21	0.11
Net Gains or Losses on Investments
(realized and unrealized)	0.53		0.89	1.03	(0.66)	0.35	1.15
Total from Investment Operations	0.54		0.97	1.14	(0.54)	0.56	1.26
Distributions (From Net Investment Income)	(0.01)		(0.08)	(0.15)	(0.16)	(0.18)	(0.14)
Distributions (From Capital Gains)	(0.42)		(0.13)	0.00	(0.56)	(0.55)	(0.69)
Total Distributions	(0.43)		(0.21)	(0.15)	(0.72)	(0.73)	(0.83)
Net Asset Value -
End of Period	$13.12		$13.01	$12.25	$11.26	$12.52	$12.69
Total Return (b)	4.24%	*	7.94%	10.16%	(4.53)%	4.49%	10.38%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,714		$6,539	$6,482	$9,601	$14,924	$14,210
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.72%	**	2.59%	2.47%	2.02%	1.88%	1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-1.14%	**	-0.50%	-0.08%	0.49%	1.21%	0.38%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	0.12%	**	0.64%	0.94%	1.06%	1.64%	0.90%
Portfolio Turnover Rate	14.07%	*	22.66%	42.10%	77.03%	61.81%	71.76%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2018		4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013
	to		to		to	to	to	to
	9/30/2018		3/31/2018		3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$12.86		$12.13		$11.15	$12.39	$12.54	$12.12
Net Investment Income (Loss) (a)	(0.04)		(0.02)		0.02	0.04	0.11	0.01
Net Gains or Losses on Investments
(realized and unrealized)	0.53		0.88		1.01	(0.66)	0.36	1.12
Total from Investment Operations	0.49		0.86		1.03	(0.62)	0.47	1.13
Distributions (From Net Investment Income)	(0.01)		(0.00)	+	(0.05)	(0.06)	(0.07)	(0.02)
Distributions (From Capital Gains)	(0.42)		(0.13)		0.00	(0.56)	(0.55)	(0.69)
Total Distributions	(0.43)		(0.13)		(0.05)	(0.62)	(0.62)	(0.71)
Net Asset Value -
End of Period	$12.92		$12.86		$12.13	$11.15	$12.39	$12.54
Total Return (b)	3.89%	*	7.12%		9.23%	(5.23)%	3.81%	9.43%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,534		$2,483		$2,885	$3,740	$5,813	$5,926
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	3.47%	**	3.34%		3.22%	2.77%	2.63%	2.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-1.89%	**	-1.28%		-0.83%	-0.26%	0.42%	-0.42%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.20%	**	2.20%		2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.63%	**	-0.14%		0.19%	0.31%	0.85%	0.11%
Portfolio Turnover Rate	14.07%	*	22.66%		42.10%	77.03%	61.81%	71.76%

+ Amount calculated is less than +/- $0.005.
* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS NEIMAN BALANCED ALLOCATION FUND September 30, 2018 (Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2018, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective using a fund-of-funds strategy by investing in underlying mutual funds and exchange traded funds.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2018 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investment companies are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the secu-

2018 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

rity is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,023,667	$0	$0	$8,023,667
Exchange Traded Funds	900,365	0	0	900,365
Money Market Funds	339,215	0	0	339,215
Total	$9,263,247	$0	$0	$9,263,247

The Fund did not hold any Level 2 or Level 3 assets during the six month period ended September 30, 2018. There were no transfers into or out of the levels during the six month period ended September 30, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2018.

Holdings and transactions in Neiman Large Cap Value Fund (“Large Cap”) and Neiman Opportunites Fund (“Opportunities”), each an affiliated fund, as of and during the six month period ended September 30, 2018 were as follows:

			Net Change in
	Shares as of		Unrealized			Fair Value as of
	September 30,	Net Realized Gain	Appreciation		Capital Gain	September 30,
Affiliated Fund	2018**	or Loss*	(Depreciation)*	Dividends*	Distributions*	2018
Large Cap	59,453	$ -	$72,648	$6,415	$23,576	$1,696,788
Opportunities	61,804	-	163	-	3,436	801,603
		$ -	$72,811	$6,415	$27,012	$2,498,391

* For the six month period ended September 30, 2018.

2018 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

** Share activity in the affiliated funds during the six month period ended September 30, 2018 were as follows:

	Large Cap	Opportunities
Shares Held March 31, 2018	55,464	3,989
Purchases	3,989	5,832
Sales	-	-
Shares Held September 30, 2018	59,453	9,821

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2018, the Adviser earned management fees totaling $45,702 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2019. The fee waiver will automatically terminate on July 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2019.

For the six month period ended September 30, 2018, the Adviser waived fees and/or reimbursed expenses in the amounts of $42,052 and $15,810 with no recapture provision for Class A and Class C, respectively. The Adviser owed the Fund $1,909 at September 30, 2018. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. Prior to August 1, 2018, Northern Lights Distributors, LLC served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2018, there were $8,303 and $12,488 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2018, the Fund had an accrued liability of $9,208 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC ("Peak"), a FINRA registered broker/dealer. During the six month period ended September 30, 2018, Peak earned $2,400 from the sale of the Fund's Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the six month period ended September 30, 2018, Peak earned $1,673 and $5,532 associated with trailing commissions of the Fund's Class A and Class C

2018 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued shares, respectively, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,005 for his services during the six month period ended September 30, 2018. The Fund owed the Chief Compliance Officer $1,006 as of September 30, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,391,680 and $1,215,247, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 29.10% of the Fund between both Class A and C, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2018 was $7,975,814.

At September 30, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,353,971	($66,538)	$1,287,433

The tax character of distributions for Class A shares were as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2018	March 31, 2018
Ordinary Income:	$ 3,190	$ 55,590
Long-term Capital Gain:	210,326	50,630
	$ 213,516	$ 106,220

The tax character of distributions for Class C shares were as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2018	March 31, 2018
Ordinary Income:	$ 1,201	$ 6,578
Long-term Capital Gain:	79,188	20,368
	$ 80,389	$ 26,946

10.) PROXY STATEMENT
At the end of September the Board on behalf of the Fund filed a preliminary proxy statement calling for a special meeting of shareholders of the Trust. At the Meeting the Board will propose to approve a new management agreement between Neiman Funds, on behalf of the Neiman Large Cap Value Fund, Neiman Balanced Allocation Fund, and Neiman Opportunities Fund, and Neiman Funds Management LLC, each Fund’s current investment adviser, with respect to the Funds. No investment advisory fee increase is proposed. The special meeting of shareholders will take place on November 27, 2018.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 14

ADDITIONAL INFORMATION September 30, 2018 (UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 22, 2018, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Balanced Allocation Fund (the “Fund” or “Balanced Allocation”). Legal Counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that Class A of Balanced Allocation slightly underperformed its Peer Group average for the three-year annualized and five-year annualized periods, but slightly outperformed for the twelve month period. The report further indicated that Class C of Balanced Allocation underper-formed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. At the same time, it was noted that both classes underperformed the Fund’s benchmark index for the twelve month, three-year annualized, five-year annualized and since-inception returns. The Adviser noted that the underperformance of the Fund compared to the comparative index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the S&P 500 Index and somewhat, although not alarmingly, below expectations relative to the Peer Group.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition, the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. H. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. Mr. H. Neiman discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2018. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2018, the Adviser realized no profit, but a loss, before and after indirect expenses related to Balanced Allocation. The Trustees noted the gross profit calculation does not include any imputed portfolio manager or support personnel expense, which would significantly increase losses and concluded the Adviser’s profits are not excessive. The Trustees then discussed the

2018 Semi-Annual Report 15

Additional Information (Unaudited) - continued

Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation’s Class A and Class C audited expense ratios of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of the Peer Group, but within the Peer Group range. Balanced Allocation’s net expense ratio (which includes acquired fund fees and expenses) of 2.23% for Class A and 2.98% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but Class A and Class C were within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of April 1, 2017 through March 31, 2018, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s). It was noted that they have received approximately $11,142, collectively, in sales charges and trailer fees related to Balanced Allocation. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2.) CONTROL CHANGE – APPROVAL OF NEW MANAGEMENT AGREEMENT
At a meeting held on August 14, 2018, Mr. H. Neiman discussed his intentions to sell his interest in the Adviser to Mr. D. Neiman. Legal Counsel then turned the Board’s attention to a memorandum provided by Thompson Hine LLP detailing the transaction, which had been previously provided to the Board. Legal Counsel explained that the Adviser will undergo a “change in control” following the sale of Mr. H. Neiman’s 40% interest in the Adviser to Mr. D. Neiman, who will then own 60% of the Adviser. Legal Counsel further explained that the Investment Company Act of 1940, as amended, deems such a change in control to be a form of “assignment” of the management agreement between the Funds and the Adviser. Legal Counsel noted that management agreements are deemed to terminate automatically upon their assignment. Legal Counsel then explained that in anticipation of this change of ownership, the Board of Trustees will need to

2018 Semi-Annual Report 16

Additional Information (Unaudited) - continued

approve a new management agreement with the Adviser for the Funds, which will become effective following shareholder approval and the closing of the transaction that results in the change in control.

Next, the Board of Trustees considered the approval of the management agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Balanced Allocation Fund (the “Fund” or “Balanced Allocation”). Legal Counsel again reminded the Board of the memorandum provided by Thompson Hine LLP and again explained that, in consideration of the approval of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal Counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In approving the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). The performance data was through the quarter ended June 30, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that Class A of Balanced Allocation slightly underperformed its Peer Group average for the three-year annualized and five-year annualized periods, but slightly outperformed for the twelve month period. The report further indicated that Class C of Balanced Allocation underper-formed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. At the same time, it was noted that both classes underperformed the Fund’s benchmark index for the twelve month, three-year annualized, five-year annualized and since-inception returns. The Adviser noted that the underperformance of the Fund compared to the comparative index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the S&P 500 Index and the Peer Group.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. D. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of June 30, 2018. In addition, materials submitted by the Adviser showed that for the twelve month period ended June 30, 2018, the Adviser realized no profit, but a loss, before and after indirect expenses related to the Fund. The Trustees noted the gross profit calculation does not include any imputed portfolio manager or support personnel expense, which would significantly increase losses and concluded the Adviser’s profits are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. D. Neiman stated that the owners of the Adviser have consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

2018 Semi-Annual Report 17

Additional Information (Unaudited) - continued

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation’s Class A and Class C annual report net expense ratios of 1.45% and 2.20%, respectively, were both higher than the average annual report net expense ratio of the Peer Group, but within the Peer Group range. Balanced Allocation’s prospectus net expense ratio (which includes acquired fund fees and expenses) of 2.23% for Class A and 2.98% for Class C, respectively, were both higher than the average prospectus net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of July 1, 2017 through June 30, 2018, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s). It was noted that they have received approximately $9,951, collectively, in sales charges and trailer fees related to Balanced Allocation. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the approval of the Agreement would be in the best interest of the Fund.

2018 Semi-Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Arbor Court Capital LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund

Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2018

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2018.

		Since
	1 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	-0.53%	8.88%
CLASS A (without sales charge) (B)	5.51%	11.49%
Standard & Poor’s 500 Index (C)	17.91%	17.26%

Annual Fund Operating Expense Ratio (from 08/01/18 Prospectus): Class A - Gross 3.33%, Net 1.56%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2018 Semi-Annual Report 1

NEIMAN OPPORTUNITIES FUND (Unaudited)

                                                               Neiman Opportunities Fund
                                                       by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2018 through September 30, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018

Actual	$1,000.00	$1,006.97	$7.30

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2018 Semi-Annual Report 3

Neiman Opportunities Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Apparel & Other Finishd Prods of Fabrics & Similar Materials
3,650	Columbia Sportswear Company	$339,706	3.63%
Electrical Work
3,390	EMCOR Group, Inc.	254,623	2.72%
Electronic Computers
3,070	NICE Ltd. * **	351,423	3.75%
Fabricated Rubber Products, NEC
2,400	Carlisle Companies Incorporated	292,320	3.12%
Industrial Instruments for Measurement, Display, and Control
5,170	Orbotech Ltd. *	307,305	3.28%
Investment Advice
5,530	Houlihan Lokey, Inc.	248,463
5,680	Noah Holdings Limited * **	239,355
		487,818	5.21%
Life Insurance
2,500	Primerica, Inc.	301,375	3.22%
Miscellaneous Fabricated Metal Products
4,250	Barnes Group Inc.	301,877	3.22%
National Commercial Banks
5,560	Zions Bancorporation, N.A.	278,834	2.98%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,020	STERIS plc (United Kingdom)	345,488	3.69%
Perfumes, Cosmetics & Other Toilet Preparations
5,970	Inter Parfums, Inc.	384,767	4.11%
Semiconductors & Related Devices
1,535	IPG Photonics Corporation *	239,567	2.56%
Services - Computer Integrated Systems Design
1,870	CACI International Inc - Class A *	344,360
3,380	Ebix, Inc.	267,527
		611,887	6.53%

Services - Computer Programming Services
3,980	Amdocs Limited	262,600	2.80%
Services - Educational Services
3,385	Grand Canyon Education, Inc. *	381,828	4.08%
Services - Employment Agencies
4,800	51job, Inc. * **	369,552	3.95%
Services - Help Supply Services
4,850	AMN Healthcare Services, Inc. *	265,295
3,430	ASGN Incorporated *	270,730
		536,025	5.72%
State Commercial Banks
5,200	First Financial Bankshares, Inc.	307,320
6,900	Glacier Bancorp, Inc.	297,321
		604,641	6.46%
Switchgear & Switchboard Apparatus
1,380	Littelfuse, Inc.	273,088	2.92%
Total for Common Stocks (Cost $6,327,811)		6,924,724	73.95%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Neiman Opportunities Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
5,640	Invesco Dynamic Semiconductors ETF	$299,992
4,090	JPMorgan Diversified Return Global Equity ETF	250,985
4,990	PowerShares S&P SmallCap Materials Portfolio	272,204
5,600	SPDR® S&P 400 Mid Cap Value ETF	300,888
4,570	SPDR® S&P 600 Small Cap Value ETF	311,994
3,360	SPDR® S&P Aerospace & Defense ETF	334,488
Total for Exchange Traded Funds (Cost $1,548,018)		1,770,551	18.90%

MONEY MARKET FUNDS
667,185	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.95% ***	667,185	7.12%
Total for Money Market Funds (Cost $667,185)
	Total Investments	9,362,460	99.97%
	(Cost $8,543,014)
	Other Assets in Excess of Liabilities	3,069	0.03%
	Net Assets	$9,365,529	100.00%

*** The Yield Rate shown represents the 7-day yield at September 30, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

Neiman Opportunities Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2018

Assets:
Investments at Fair Value	$9,362,460
(Cost $8,543,014)
Prepaid Expenses	5,551
Receivables:
Dividends	4,213
Shareholder Purchases	13,971
Total Assets	9,386,195
Liabilities
Payable for Shareholder Redemptions	114
Accrued Management Fees	600
Accrued Distribution and Service (12b-1) Fees	2,295
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	16,651
Total Liabilities	20,666
Net Assets	$9,365,529
Net Assets Consist of:
Paid In Capital	$8,569,784
Accumulated Undistributed Net Investment Income (Loss)	(33,423)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	9,722
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	819,446
Net Assets	$9,365,529

Net Assets	$9,365,529
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	721,998
Net Asset Value, Offering and Redemption Price	$12.97
Maximum Offering Price Per Share ($12.97/0.9425) *	$13.76

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 6

Neiman Opportunities Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2018

Investment Income:
Dividends (Net of foreign withholding tax $88)	$42,934
Total Investment Income	42,934
Expenses:
Management fees	43,892
Transfer agent fees & accounting fees	15,189
Administration fees	12,032
Distribution and service (12b-1) fees	10,973
Audit fees	8,023
Custody fees	4,941
Registration expense	4,513
Legal fees	3,477
Miscellaneous expense	2,008
Compliance officer expense	2,006
Trustees fees	1,504
Printing and postage expense	1,098
Insurance fees	549
Total Expenses	110,205
Less: Expense Waiver / Expense Reimbursement	(46,562)
Net Expenses	63,643
Net Investment Income (Loss)	(20,709)
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	9,722
Net Change In Unrealized Appreciation (Depreciation) on Investments	34,304
Net Realized and Unrealized Gain (Loss) on Investments	44,026

Net Increase (Decrease) in Net Assets from Operations	$23,317

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 7

Neiman Opportunities Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2018	4/1/2017
	to	to
	9/30/2018	3/31/2018
From Operations:
Net Investment Income (Loss)	$(20,709)	$(18,434)
Net Capital Gain Distributions from Investment Companies	-	1,210
Net Realized Gain (Loss) on Investments	9,722	38,358
Net Change in Unrealized Appreciation (Depreciation) on Investments	34,304	527,790
Increase (Decrease) in Net Assets from Operations	23,317	548,924
From Distributions to Shareholders:
Net Investment Income	-	(2,412)
Net Realized Gain from Investment Transactions	(39,569)	(23,323)
Change in Net Assets from Distributions	(39,569)	(25,735)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,002,333	4,370,272
Shares Issued on Reinvestment of Dividends	6,390	876
Cost of Shares Redeemed	(645,585)	(592,245)
Net Increase (Decrease) from Shareholder Activity	1,363,138	3,778,903
Net Increase (Decrease) in Net Assets	1,346,886	4,302,092
Net Assets at Beginning of Period	8,018,643	3,716,551
Net Assets at End of Period (Including Accumulated	$9,365,529	$8,018,643
Undistributed Net Investment Income (Loss) of ($33,423) and ($12,714))
Share Transactions:
Issued	151,037	334,710
Reinvested	483	76
Redeemed	(49,192)	(48,992)
Net Increase (Decrease) in Shares	102,328	285,794
Shares Outstanding at Beginning of Period	619,670	333,876
Shares Outstanding at End of Period	721,998	619,670

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 8

Neiman Opportunities Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2018		4/1/2017	4/1/2016*
	to		to	to
	9/30/2018		3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$12.94		$11.13	$10.00
Net Investment Income (Loss) (a)	(0.03)		(0.05)	-	+
Net Gains or Losses on Investments
(realized and unrealized) (b)	0.12		1.94	1.13
Total from Investment Operations	0.09		1.89	1.13
Distributions (From Net Investment Income)	-		(0.01)	-
Distributions (From Capital Gains)	(0.06)		(0.07)	-
Total Distributions	(0.06)		(0.08)	-
Net Asset Value -
End of Period	$12.97		$12.94	$11.13
Total Return (c)	0.70%	**	17.07%	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,366		$8,019	$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.51%	***	3.22%	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-1.53%	***	-2.16%	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.47%	***	-0.39%	-0.03%
Portfolio Turnover Rate	17.29%	**	40.09%	97.93%

+ Less than +/- $0.005.
* The Fund and Class A commenced operations on April 1, 2016.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS NEIMAN OPPORTUNITIES FUND September 30, 2018 (Unaudited)

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2018, there are three series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting

2018 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2018:

2018 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,924,724	$0	$0	$6,924,724
Exchange Traded Funds	1,770,551	0	0	1,770,551
Money Market Funds	667,185	0	0	667,185
Total	$9,362,460	$0	$0	$9,362,460

The Fund did not hold any level 2 or level 3 assets during the six month period ended September 30, 2018. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2018.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the six month period ended September 30, 2018, the Adviser earned management fees totaling $43,892 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2019. The fee waiver will automatically terminate on July 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2019.

For the six month period ended September 30, 2018, the Adviser waived fees and/or reimbursed expenses totaling $46,562. The Fund owed the Adviser $600 at September 30, 2018.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. Prior to August 1, 2018, Northern Lights Distributors, LLC served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2018, there were $10,973 of 12b-1 fees incurred by Class A. As of September 30, 2018, the Fund had an accrued liability of $2,295 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2018, Peak earned $5,281 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the six month period ended September 30, 2018, Peak earned $10 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,006 for his services during the six month period ended September 30, 2018. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,820,999 and $1,329,200, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2018 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 75.86% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2018 was $8,543,014.

At September 30, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,040,035	($220,589)	$819,446

The tax character of distributions for Class A was as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2018	March 31, 2018
Ordinary Income	$ 0	$ 25,581
Long-term Capital Gain	39,569	154
	$ 39,569	$ 25,735

10.) PROXY STATEMENT
At the end of September the Board on behalf of the Fund filed a preliminary proxy statement calling for a special meeting of shareholders of the Trust. At the Meeting the Board will propose to approve a new management agreement between Neiman Funds, on behalf of the Neiman Large Cap Value Fund, Neiman Balanced Allocation Fund, and Neiman Opportunities Fund, and Neiman Funds Management LLC, each Fund’s current investment adviser, with respect to the Funds. No investment advisory fee increase is proposed. The special meeting of shareholders will take place on November 27, 2018.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

ADDITIONAL INFORMATION September 30, 2018 (Unaudited)

1.) CONTROL CHANGE – APPROVAL OF NEW MANAGEMENT AGREEMENT
At a meeting held on August 14, 2018, Mr. H. Neiman discussed his intentions to sell his interest in the Adviser to Mr. D. Neiman. Legal Counsel then turned the Board’s attention to a memorandum provided by Thompson Hine LLP detailing the transaction, which had been previously provided to the Board. Legal Counsel explained that the Adviser will undergo a “change in control” following the sale of Mr. H. Neiman’s 40% interest in the Adviser to Mr. D. Neiman, who will then own 60% of the Adviser. Legal Counsel further explained that the Investment Company Act of 1940, as amended, deems such a change in control to be a form of “assignment” of the management agreement between the Funds and the Adviser. Legal Counsel noted that management agreements are deemed to terminate automatically upon their assignment. Legal Counsel then explained that in anticipation of this change of ownership, the Board of Trustees will need to approve a new management agreement with the Adviser for the Funds, which will become effective following shareholder approval and the closing of the transaction that results in the change in control.

Next, the Board of Trustees considered the approval of the management agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Opportunities Fund (the “Fund” or “Opportunities”). Legal Counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal Counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In approving the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

2018 Semi-Annual Report 13

Additional Information (Unaudited) - continued

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) and the Fund’s category (the “Category”). The performance data was through the quarter ended June 30, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Fund’s one-year returns underperformed the S&P 500 Index but outperformed the Peer Group and Category averages for the period ended June 30, 2018. The Trustees also reviewed other performance data points and concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. D. Neiman also discussed the compliance services provided to the Fund by the Adviser.

The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets. The Adviser provided to the Trustees financial information of the Adviser dated as of June 30, 2018. In addition, materials submitted by the Adviser showed that for the twelve month period ended June 30, 2018, the Adviser realized no profit, but a loss, before and after indirect expenses related to the Fund. The Trustees then discussed the Adviser’s financial condition. Mr. D. Neiman stated that the owners of the Adviser have consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Category and Peer Group for the Fund. The Trustees noted that the management fee of 1.00% was above the Peer Group average but within the Peer Group range. The Trustees noted that Opportunities’ annual report net expense ratio of 1.45% was lower than the average annual report net expense ratio of 1.66% for the Peer Group. The Fund’s prospectus net expense ratio (which includes acquired fund fees and expenses) of 1.53% was lower than the average prospectus net expense ratio of 1.69% for the Peer Group. Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% of the average daily net assets. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with Peak Brokerage Services, LLC and/or Registered Reps in their Peak branch office. It was noted that they have received approximately $1,844, collectively, in sales charges and trailer fees for the Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the approval of the Management Agreement would be in the best interest of the Fund.

2018 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Arbor Court Capital LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 11/15/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 11/15/18

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 11/15/18